EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 29, 2018
Earnings per share [abstract]
Earnings per share
The following table summarises basic and diluted earnings per ordinary share calculations for the periods presented:

	Six Months Ended
	29 June 2018	30 June 2017
Profit after taxes attributable to equity shareholders (€ million)	417	445
Basic weighted average number of ordinary shares in issue (million)	485	484
Effect of dilutive potential ordinary shares (million)	4	4
Diluted weighted average number of ordinary shares in issue (million)	489	488
Basic earnings per share (€)	0.86	0.92
Diluted earnings per share (€)	0.85	0.91